Offerings	Nov. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,129,008
Proposed Maximum Offering Price per Unit	27.50
Maximum Aggregate Offering Price	$ 58,547,720.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,093.65
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the Blue Laser Fusion, Inc. 2026 Stock Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of Common Stock. (2) The fee rate is the rate in effect for the fiscal year in which this registration statement is filed, as set by the Securities and Exchange Commission pursuant to Section 6(b) of the Securities Act. (3) Represents 2,129,008 shares of Common Stock reserved and available for future awards under the 2026 Plan as of October 14, 2026. Because there is currently no established trading market for the Common Stock, the proposed maximum offering price per share is estimated in good faith pursuant to Rule 457(h) on the basis of $27.50 per share, the price at which shares of Common Stock were sold in the registrant's private placement, the most recent closing of which occurred on October 14, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon exercise of outstanding options
Amount Registered | shares	1,155,632
Proposed Maximum Offering Price per Unit	4.07
Maximum Aggregate Offering Price	$ 4,703,422.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 409.20
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock that may become issuable under the Blue Laser Fusion, Inc. 2026 Stock Incentive Plan (the "2026 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of Common Stock. (2) The fee rate is the rate in effect for the fiscal year in which this registration statement is filed, as set by the Securities and Exchange Commission pursuant to Section 6(b) of the Securities Act. (4) Represents 1,155,632 shares of Common Stock issuable upon the exercise of stock options outstanding under the 2026 Plan. Pursuant to Rule 457(h), the proposed maximum offering price per share is based on $4.07, the weighted-average exercise price of such options as of October 14, 2026 (rounded up to the nearest whole cent).